Note 7 - Leases (Details) (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
SunGen Mill 77 [Member]
Note 7 - Leases (Details) [Line Items]
Operating Leases, Monthly Rent Expense	$ 500		$ 500
Operating Leases Income Statement Percentage Revenue				1.00%
Uninstallation Costs			18,000
Impairment of Long-Lived Assets to be Disposed of			113,661
Powerhouse One, LLC [Member]
Note 7 - Leases (Details) [Line Items]
Operating Leases, Rent Expense	$ 6,645	$ 4,258	$ 38,894	$ 11,086